Pension Health Care and Postretirement Benefits Other Than Pensions (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) pension_plan employee shares	Dec. 31, 2014 USD ($) employee	Dec. 31, 2013 USD ($) employee	Dec. 31, 2012 USD ($)
Health Care Plans [Abstract]
Number of active employees entitled to receive benefits under health care plans | employee	21,918	21,239	19,440
Cost of benefits includes claims incurred and claims incurred but not reported under health care plans	$ 217,781	$ 202,787	$ 174,588
Defined Contribution Pension Plans [Abstract]
Number of domestic salaried defined benefit pension plan | pension_plan	1
Number of domestic hourly defined benefit pension plan | pension_plan	1
Number of foreign defined benefit pension plans | pension_plan	22
Fair value of plan assets	$ 1,020,944	$ 1,083,716	$ 1,055,349
Number of foreign defined benefit pension plans unfunded or underfunded | pension_plan	17
Expected cash payments, 2016	$ 14,860
Expected cash payments, 2017	15,856
Expected cash payments, 2018	16,816
Expected cash payments, 2019	17,671
Expected cash payments, 2020	18,294
Expected cash payments, 2021-2025	$ 94,114
Target allocation percentage of plan assets in equity securities, minimum	45.00%
Target allocation percentage of plan assets in equity securities, maximum	65.00%
Target allocation percentage of plan assets fixed income securities, minimum	30.00%
Target allocation percentage of plan assets fixed income securities, maximum	40.00%
Retired employees entitled to receive postretirement benefits | employee	4,442	4,443	4,419
Defined benefit plan ultimate health care cost trend rate and prescription drug cost increase rate (percentage)	4.50%
Year in which health care cost trend rate and prescription drug cost rate reaches ultimate trend rate	2024
Domestic Defined Benefit Pension Plans [Member]
Defined Contribution Pension Plans [Abstract]
Projected benefit obligation	$ 624,791	$ 653,338	$ 582,036	$ 466,827
Fair value of plan assets	858,605	896,071	870,386	703,563
Excess/(deficiency) of plan assets	233,814	242,733	288,350
Accumulated benefit obligation	$ 621,873	648,480	577,736
Equity investment in domestic defined benefit pension plan assets (in shares) | shares	300,000
Market value of common shares invested in defined benefit pension plan assets	$ 77,880
Share equity investments in the domestic defined benefit pension plan assets (percentage)	9.10%
Dividends received on the common stock	$ 804
Foreign Pension Plan [Member]
Defined Contribution Pension Plans [Abstract]
Projected benefit obligation	201,854	234,524	222,996	168,758
Fair value of plan assets	162,339	187,645	184,963	133,013
Excess/(deficiency) of plan assets	(39,515)	(46,879)	(38,033)
Accumulated benefit obligation	172,426	203,610	187,670
Increase (decrease) in combined projected benefit obligations primarily due to changes in plan assumptions		(32,669)
Estimated future employer contributions	$ 4,405
Revised Domestic Salaried Plan After January 1, 2002 [Member] | Minimum [Member]
Defined Contribution Pension Plans [Abstract]
Employee matching contribution (as a percentage)	2.00%
Revised Domestic Salaried Plan After January 1, 2002 [Member] | Maximum [Member]
Defined Contribution Pension Plans [Abstract]
Employee matching contribution (as a percentage)	7.00%
Domestic salaried and hourly defined benefit pension plan [Member]
Defined Contribution Pension Plans [Abstract]
Projected benefit obligation	$ 624,791	653,338	582,036
Fair value of plan assets	858,605	896,071	870,386
Excess/(deficiency) of plan assets	233,814	242,733	288,350
Unfunded or underfunded foreign defined benefit pension plans [Member]
Defined Contribution Pension Plans [Abstract]
Projected benefit obligation	131,293
Fair value of plan assets	80,710
Excess/(deficiency) of plan assets	(50,583)
Accumulated benefit obligation	102,468
Defined Benefit Pension [Member]
Defined Contribution Pension Plans [Abstract]
Expected cash payments, 2016	52,635
Expected cash payments, 2017	53,374
Expected cash payments, 2018	54,088
Expected cash payments, 2019	54,356
Expected cash payments, 2020	55,359
Expected cash payments, 2021-2025	278,245
Amortization of actuarial losses	6,957
Amortization of prior service cost (credit)	1,205
Postretirement Benefits Other than Pensions [Member]
Defined Contribution Pension Plans [Abstract]
Projected benefit obligation	263,383	295,149	286,651	$ 338,134
Amortization of actuarial losses	0
Amortization of prior service cost (credit)	$ (6,579)
Canada [Member]
Defined Contribution Pension Plans [Abstract]
Number of foreign defined benefit pension plans | pension_plan	3
Domestic Defined Benefit Pension Plans [Member]
Defined Contribution Pension Plans [Abstract]
Contributions by company	$ 35,435	32,384	27,803
Domestic Defined Benefit Pension Plans [Member] | Minimum [Member]
Defined Contribution Pension Plans [Abstract]
Contributions by company (percentage)	2.00%
Domestic Defined Benefit Pension Plans [Member] | Maximum [Member]
Defined Contribution Pension Plans [Abstract]
Contributions by company (percentage)	7.00%
Foreign Pension Plan [Member]
Defined Contribution Pension Plans [Abstract]
Contributions by company	$ 5,888	$ 4,592	$ 1,428